DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of derivative financial instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 14: DERIVATIVE FINANCIAL INSTRUMENTS
The fair values and notional amounts of derivative instruments are set out in the following table:

	2022			2021
	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	17,471	244	362	12,243	144	156
Currency swaps	96,614	1,255	1,613	155,190	693	595
Options purchased	30	1	–	5	–	–
Options written	30	–	1	5	–	–
	114,145	1,500	1,976	167,443	837	751
Interest rate contracts:
Interest rate swaps	1,120,668	2,164	3,112	931,834	4,525	3,300
Forward rate agreements	–	–	–	21	–	–
Options purchased	1,881	57	–	2,128	19	–
Options written	1,750	–	59	1,229	–	10
	1,124,299	2,221	3,171	935,212	4,544	3,310
Credit derivatives	4,058	105	97	4,390	64	101
Equity and other contracts	63	12	141	44	11	166
Total derivative assets/liabilities - trading and other	1,242,565	3,838	5,385	1,107,089	5,456	4,328
Hedging
Derivatives designated as fair value hedges:
Interest rate swaps	128,153	8	496	147,724	41	307
Currency swaps	35	1	–	34	7	–
	128,188	9	496	147,758	48	307
Derivatives designated as cash flow hedges:
Interest rate swaps	235,916	–	–	97,942	–	–
Exchange rate forward rate agreements	310	10	10	571	7	8
	236,226	10	10	98,513	7	8
Total derivative assets/liabilities - hedging	364,414	19	506	246,271	55	315
Total recognised derivative assets/liabilities	1,606,979	3,857	5,891	1,353,360	5,511	4,643
The notional amount of the contract does not represent the Group’s exposure to credit risk, which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure; a large proportion of the Group’s derivatives are held through exchanges such as London Clearing House and are collateralised through those exchanges. Further details are provided in note 44 Credit risk.
The Group holds derivatives as part of the following strategies:
•Customer driven, where derivatives are held as part of the provision of risk management products to Group customers
•To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches as described in note 44
The principal derivatives used by the Group are as follows:
•Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date
•Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date
•Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place
•Equity derivatives are also used by the Group as part of its equity-based retail product activity to eliminate the Group’s exposure to fluctuations in various international stock exchange indices. Index-linked equity options are purchased which give the Group the right, but not the obligation, to buy or sell a specified amount of equities, or basket of equities, in the form of published indices on or before a specified future date
Details of the Group’s hedging instruments are set out below:

	Maturity
At 31 December 2022	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	796	12,236	31,539	51,094	32,488	128,153
Average fixed interest rate	3.20%	0.10%	0.68%	2.04%	1.88%
Cash flow hedges
Foreign exchange
Currency swap
Notional	16	35	207	48	4	310
Average EUR/GBP exchange rate	–	–	–	–	–
Average USD/GBP exchange rate	1.23	1.26	1.19	1.23	1.18
Interest rate
Interest rate swap
Notional	4,476	4,891	24,929	152,862	48,758	235,916
Average fixed interest rate	3.18%	1.46%	2.42%	2.46%	1.63%

	Maturity
At 31 December 2021	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	34	34
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	283	1,684	15,631	105,666	24,460	147,724
Average fixed interest rate	2.21%	2.13%	0.94%	0.62%	1.87%
Cash flow hedges
Foreign exchange
Currency swap
Notional	31	117	325	98	–	571
Average EUR/GBP exchange rate	1.14	1.16	1.15	1.13	–
Average USD/GBP exchange rate	1.36	1.35	1.37	1.34	1.34
Interest rate
Interest rate swap
Notional	1,000	500	9,542	51,186	35,714	97,942
Average fixed interest rate	0.00%	0.17%	0.56%	0.88%	0.67%
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
At 31 December 2022	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	35	1	–	(2)
Interest rate swaps	128,153	8	496	3,108
Cash flow hedges
Foreign exchange
Currency swaps	310	10	10	25
Interest rate
Interest rate swaps	235,916	–	–	(6,417)

	Carrying amount of the hedging instrument
At 31 December 2021	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	34	7	–	(2)
Interest rate swaps	147,724	41	307	1,887
Cash flow hedges
Foreign exchange
Currency swaps	571	7	8	(26)
Interest rate
Interest rate swaps	97,942	–	–	(2,444)
All amounts are held within derivative financial instruments.
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
						Continuing hedges £m	Discontinued hedges £m
At 31 December 2022	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	73,282	–	(2,602)	–	(3,199)
Fixed rate issuance[2]	–	28,391	–	2,069	2,422
Fixed rate bonds[3]	19,259	–	(1,549)	–	(2,350)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(25)	6	11
Customer deposits[4]					–	–	3
Interest rate
Customer loans[1]					5,931	(6,051)	(921)
Central bank balances[5]					2,194	(1,597)	(916)
Customer deposits[4]					(1,661)	2,332	(46)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
						Continuing hedges £m	Discontinued hedges £m
At 31 December 2021	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	88,791	–	(872)	–	(2,081)
Fixed rate issuance[2]	–	33,128	–	411	1,149
Fixed rate bonds[3]	25,019	–	342	–	(758)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					5	(19)	17
Customer deposits[4]					21	–	–
Interest rate
Customer loans[1]					1,842	(711)	453
Central bank balances[5]					588	(235)	(109)
Customer deposits[4]					(89)	32	(85)
1Included within loans and advances to customers.
2Included within debt securities in issue.
3Included within financial assets at fair value through other comprehensive income.
4Included within customer deposits.
5Included within cash and balances at central banks.
The accumulated amount of fair value hedge adjustments remaining in the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £1,449 million relating to fixed rate issuances of £221 million and mortgages of £1,228 million (2021: liability of £548 million relating to fixed rate issuances of £270 million and mortgages of £278 million).
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2022			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		22
Fixed rate issuance		(29)
Fixed rate bonds		(14)
Cash flow hedges
Foreign exchange
Foreign currency issuance	25	–	–	(6)	Interest expense
Customer deposits	3	–	–	–	Interest expense
Interest rate
Customer loans	(6,718)	(29)	–	5	Interest income
Central bank balances	(2,171)	1	–	2	Interest income
Customer deposits	2,341	22	–	(2)	Interest expense

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2021			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		206
Fixed rate issuance		(4)
Fixed rate bonds		(7)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(6)	–	(3)	(18)	Interest expense
Customer deposits	28	–	–	–	Interest expense
Interest rate
Customer loans	(1,719)	(42)	–	(454)	Interest income
Central bank balances	(499)	(17)	–	(134)	Interest income
Customer deposits	58	1	–	25	Interest expense
1Hedge ineffectiveness is included in the income statement within net trading income.
In 2021 there was a gain of £3 million (2022: £nil) reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.
At 31 December 2022 £2,931 million of total recognised derivative assets of and £4,479 million of total recognised derivative liabilities of (2021: £4,861 million of assets and £4,031 million of liabilities) had a contractual residual maturity of greater than one year.